As filed with the Securities and Exchange Commission on December 9, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: March 31, 2014

Date of reporting period: September 30, 2013

Item 1. Reports to Stockholders.

The Teberg Fund

SEMI-ANNUAL REPORT

For the Six Months Ended
September 30, 2013

Dear fellow shareholder,

Many of you who know me personally understand that I’m not a person who enjoys change. I still wear a pair of shoes I owned in high school and have had the same wife and the same house for over 40 years. Even my key staff members and I have known each other for nearly 30 years which is almost unheard of in today’s world.

That’s why it may surprise you that we’re making the big change of reorganizing The Teberg Fund. It’s also why this letter is different from those included in past reports. We believe our reorganization is the topic we need to discuss more than any other because it’s clearly one of the most significant initiatives that occurred during the six months this report covers.

By the time this arrives in your mailbox, you should have received my message about the reorganization with your 9/30/13 account statement(s) and a packet of material relating to the proxy. We had a number of questions when we first reviewed the Proxy Statement and expect you might too. That’s why we’re taking this opportunity to provide some additional clarification.

As I explained in the insert you received with your quarterly statement(s), the following won’t change after the reorganization is complete:

•	The Teberg Fund’s objectives, strategies and risks will not change and I will remain the portfolio manager. That means I will continue to decide what holdings to buy and sell.

•	Our firm will continue as the advisor to The Teberg Fund, and you can still call us any time you need service on your accounts or have questions or comments.

•	The Teberg Fund’s fees will not increase, and our firm (not our shareholders) is paying the costs of the reorganization.

What will change are the following teams of people who oversee and provide service to The Teberg Fund:

•
The Fund will move from Advisors Series Trust to Northern Lights Fund Trust III and be under the direction of their Board of Trustees. These trustees oversee our management of the Fund and in effect are our supervisors.

•
Gemini Fund Services, LLC will  replace U.S. Bancorp Fund Services, LLC as our transfer agent and will provide fund accounting and administrative services. Their services include generating shareholder statements, determining the closing share price at the end of each trading day and providing legal and compliance support.

•
Northern  Lights  Distributors,  LLC  will  replace  Quasar Distributors, LLC as our distributor. Both distributors are members of FINRA, the regulatory authority that oversees distribution of funds like ours. Our distributor provides many services including reviewing our communication to shareholders (including  this letter),  all of our advertising and filing these pieces with FINRA.

We want  to  make it very clear that  we are not making this change because we are unhappy with the service of our current teams. Without them we could never have started The Teberg Fund, and they have been our valued partners for the past 11 years. We are optimistic  we can form the same strong  partnership  with  our  new  teams and are hopeful that our new distributor may be able to point us toward different avenues to help grow the Fund.

We should also point out that The Teberg Fund has experienced very little  change  in  our  11  years  of operation, especially when compared to the turmoil in the mutual fund industry. Many funds closed, merged or underwent organizational changes in the wake of the market downturn during our first year of operation in 2002 and again after the financial crisis of 2008. After only 11 years of operation, we believe we might be considered a “senior” fund in light of the many that didn’t survive these periods.

While others may embrace change, we’re proud that many things have remained the same for us - same staff, same strategies and many of the same shareholders. We’re hoping to add shareholders who also appreciate things staying the same, and we plan to work hard to accomplish this with our new partners.

Please call us if you want to know more about our reorganization or discuss anything else that’s on your mind.

Sincerely,

Curtis A. Teberg
Portfolio Manager

Past performance does not guarantee future results.

The previous discussion is based on the opinions of Curtis A. Teberg and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund may be higher than your cost of investing directly in the shares of the mutual funds in which the Fund invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with industry and sector emphasis in smaller capitalization companies and lower rated securities. The Fund may also commit up to 80% of its assets to high yield funds containing lower rated securities that are subject to a higher risk of default. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

This report must be preceded or accompanied by a prospectus. FINRA does not endorse, indemnify or guarantee any member’s business practices or securities offered.

The Teberg Fund is distributed by Quasar Distributors, LLC. Quasar Distributors, LLC is not affiliated with Northern Lights Distributors, LLC.

The Teberg Fund
Expense Example
at September 30, 2013 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/13 – 9/30/13).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% per the operating expenses limitation agreement. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example below. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

The Teberg Fund
Expense Example
at September 30, 2013 (Unaudited), continued

Hypothetical Example for Comparison Purposes

The second line of the table below provides information  about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period 4/1/13 - 9/30/13*
Actual	$1,000.00	$ 992.30	$8.69
Hypothetical (5% return before expenses)	$1,000.00	$1,016.34	$8.80

* Expenses are equal to the Fund’s annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

The Teberg Fund
Allocation of Portfolio Assets
at September 30, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Teberg Fund
Schedule of Investments
at September 30, 2013 (Unaudited)

SHARES		VALUE
	COMMON STOCKS - 3.25%
6	Berkshire Hathaway, Inc. - Class A*	$1,022,460
	TOTAL COMMON STOCKS (Cost $714,296)	1,022,460

	EQUITY FUNDS - 3.25%
13,289	Fidelity Low-Priced Stock Fund	622,611
4,251	FPA Capital Fund, Inc.	195,276
4,149	The Parnassus Fund	207,661
	TOTAL EQUITY FUNDS (Cost $802,843)	1,025,548

	EXCHANGE-TRADED FUNDS - 19.17%
3,800	Energy Select Sector SPDR Fund	314,944
1,500	Euro Currency Trust*	200,775
4,280	iShares U.S. Basic Materials ETF	316,634
5,000	ProShares Short 20+ Year Treasury*	160,150
12,200	ProShares UltraPro Dow30ˆ	1,044,076
6,000	ProShares UltraPro MidCap400*ˆ	449,340
12,350	ProShares UltrPro QQQ*	1,112,612
14,700	ProShares UltraPro S&P 500	1,063,398
5,250	Short MSCI Emerging Markets ProShares*	144,585
6,520	SPDR Gold Shares*	835,668
10,760	United States Oil Fund LP*	396,506
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,741,138)	$6,038,688

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Schedule of Investments
at September 30, 2013 (Unaudited), continued

SHARES		VALUE
	FIXED INCOME FUNDS - 69.54%
1,896	Delaware High-Yield Opportunities Fund - Class I	$8,060
1,016,260	DWS High Income Fund - Class I	4,979,675
2,403,846	Franklin High Income Fund - Advisor Class	4,975,962
206,011	Guggenheim High Yield Fund - Class Iˆ	1,994,186
1,310,455	John Hancock High Yield Fund - Class I	4,979,728
507,665	Pioneer Global High Yield Fund - Class Y	4,970,038
	TOTAL FIXED INCOME FUNDS (Cost $22,021,844)	21,907,649

	MONEY MARKET FUNDS - 5.02%
1,580,092	Invesco STIC Prime Portfolio, Class I, 0.02%+	1,580,092
	TOTAL MONEY MARKET FUNDS (Cost $1,580,092)	1,580,092
	Total Investments (Cost $30,860,213) - 100.23%	31,574,437
	Other Assets in Excess of Liabilities - (0.23)%	(71,993)
	NET ASSETS - 100.00%	$31,502,444

* Non-income producing security.
+ Rate shown is the 7-day annualized yield as of September 30, 2013.
ˆ A portion of this security is considered illiquid. The fair value of all illiquid portions totals $1,537,673, which represents 4.88% of total net assets.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Assets and Liabilities
at September 30, 2013 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $30,860,213)	$31,574,437
Receivables:
Dividends and interest	1,807
Prepaid expenses	4,017
Total assets	31,580,261
LIABILITIES
Payables:
Due to advisor	30,790
Audit fees	8,774
Administration fees	11,980
Transfer agent fees and expenses	9,454
Fund accounting fees	7,925
Chief Compliance Officer fee	1,760
Custodian Fees	204
Shareholder reporting	4,702
Accrued other expenses	2,228
Total liabilities	77,817
NET ASSETS	$31,502,444
Net asset value, offering and redemption price per share
[$31,502,444 / 3,052,181 shares outstanding; unlimited number of shares (par value $0.01) authorized]	$10.32

COMPONENTS OF NET ASSETS
Paid‐in capital	$31,364,591
Undistributed net investment income	381,268
Accumulated net realized loss on investments	(957,639)
Net unrealized appreciation on investments	714,224
NET ASSETS	$31,502,444

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Operations
For The Six Months Ended September 30, 2013 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$362,389
Interest	1,570
Total income	363,959
Expenses
Advisory fees (Note 4)	243,046
Adminstration fees (Note 4)	24,304
Transfer agent fees and expenses (Note 4)	16,262
Fund accounting fees (Note 4)	13,626
Audit fees	8,774
Legal fees	8,215
Shareholder reporting	3,980
Custody fees (Note 4)	3,851
Registration fees	3,665
Chief Compliance Officer fee (Note 4)	3,510
Trustee fees	2,827
Miscellaneous expenses	2,387
Insurance	1,515
Total expenses	335,962
Less: fees waived by Advisor (Note 4)	(53,312)
Net expenses	282,650
Net investment income	81,309
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on security transactions	568,752
Capital gain distributions from regulated investment companies	36,138
Net change in unrealized appreciation on investments	(976,150)
Net realized and unrealized loss on investments	(371,260)
Net Decrease in Net Assets Resulting from Operations	$(289,951)

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statements of Changes in Net Assets

	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
NET INCREASE/(DECREASE) IN NET ASSETS FROM: OPERATIONS
Net investment income	$81,309	$766,838
Net realized gain/(loss) on security transactions	568,752	(1,360,764)
Capital gain distributions from regulated investment companies	36,138	69,768
Net change in unrealized appreciation on investments	(967,150)	165,835
Net decrease in net assets resulting from operations	(289,951)	(358,323)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(641,706)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(2,248,780)	(1,034,374)
Total decrease in net assets	(2,538,731)	(2,034,403)

NET ASSETS
Beginning of period	34,041,175	36,075,578
End of period	$31,502,444	$34,041,175
Includes undistributed net investment income of:	$381,268	$299,959

(a) A summary of share transactions is as follows:

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013
	Shares	Paid‐in Capital	Shares	Paid‐in Capital
Shares sold	13,850	$142,992	197,292	$2,018,649
Shares reinvested	-	-	63,463	641,611
Shares redeemed	(232,762)	(2,391,772)	(351,546)	(3,694,634)
Net decrease	(218,912)	$(2,248,780)	(100,791)	$(1,034,374)

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Financial Highlights
For a share outstanding throughout each period

			Year Ended March 31,
	Six Months Ended September 30, 2013 (Unaudited)		2013		2012	2011	2010	2009

Net asset value, beginning of period	$10.41		$10.70		$10.32	$9.94	$7.13	$9.84

Income from investment operations:
Net investment income (1)	0.03		0.23		0.15	0.40	0.43	0.14
Investment restriction violation (Note 8)	-		0.04		-	-	-	-
Net realized and unrealized gain / (loss) on investments	(0.12)		(0.37)		0.42	0.32	2.89	(2.81)
Total from investment operations	(0.09)		(0.10)		0.57	0.72	3.32	(2.67)

Less distributions:
From net investment income	-		(0.19)		(0.19)	(0.34)	(0.51)	(0.04)
Total distributions	-		(0.19)		(0.19)	(0.34)	(0.51)	(0.04)

Net asset value, end of period	$10.32		$10.41		$10.70	$10.32	$9.94	$7.13

Total return	-0.77	%(3)	-0.83	%(5)	5.72%	7.36%	46.59%	-27.41%

Ratios/supplemental data:
Net assets, end of period (thousands)	$31,502		$34,041		$36,076	$36,342	$36,738	$25,924
Ratio of expenses to average net assets: (2)
Before expense waiver	2.07	%(4)	2.30%		2.38%	2.34%	2.33%	2.34%
After expense waiver	1.74	%(4)	2.18	%(6)	2.34%	2.32%	2.32%	2.32%
Ratio of net investment income to
average net assets: (2)
Before expense waiver	0.17	%(4)	2.13%		1.38%	3.87%	4.52%	1.64%
After expense waiver	0.50	%(4)	2.25%		1.42%	3.89%	4.53%	1.66%
Portfolio turnover rate	243.83	%(3)	277.07%		224.14%	86.88%	142.44%	183.32%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)
Includes increase from payments made by the Advisor and net gain realized of 0.39% related to the disposal of securities held in violation of investment restrictions. Without these transactions, total return would have been -1.22%. Please refer to Note 8 for further details.

(6)	Effective December 30, 2012, the expense cap was contractually reduced from 2.50% to 1.75%.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Notes to Financial Statements
at September 30, 2013 (Unaudited)

NOTE 1 - ORGANIZATION

The Teberg Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund began operations on April 1, 2002. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal IncomeTaxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011-2013, or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities  Transactions,  Income  and  Distributions:  Securities  transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax  differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

The Teberg Fund
Notes to Financial Statements
at September 30, 2013 (Unaudited), continued

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires managemnet to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of September 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - The Fund’s investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share (“NAV”), determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Teberg Fund
Notes to Financial Statements
at September 30, 2013 (Unaudited), continued

Short-Term Securities - Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

According to Section 12(d)(1)(F) of the Investment Company Act of 1940, a registered investment company may restrict the redemption of its shares by a fund and certain of its affiliates to 1% of its total outstanding shares during a 30 day period. Under the Trust’s Liquidity Guidelines, an investment company position that exceeds 1% of the outstanding shares may be considered illiquid. In addition, the Fund is restricted from investing more than 15% of its net assets in illiquid securities.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$1,022,460	$-	$-	$1,022,460
Total Common Stocks	1,022,460	-	-	1,022,460
Equity Funds	1,025,548	-	-	1,025,548
Exchange-Traded Funds	6,038,688	-	-	6,038,688
Fixed Income Funds	21,907,649	-	-	21,907,649
Short-Term Investments	1,580,092	-	-	1,580,092
Total Investments	$31,574,437	$-	$-	$31,574,437

The Teberg Fund
Notes to Financial Statements
at September 30, 2013 (Unaudited), continued

Refer to the Fund’s Schedule of Investments for additional detail. Transfers between levels are recognized at September 30, 2013, the end of the reporting period. The Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended September 30, 2013.

New Accounting Pronouncement - In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2013, First Associated Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended September 30, 2013, the Fund incurred $243,046 in advisory fees.

The Teberg Fund
Notes to Financial Statements
at September 30, 2013 (Unaudited), continued

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.75% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended September 30, 2013, the Advisor reduced its fees in the amount of $53,312; no amounts were reimbursed to the Advisor. For the six months ended September 30, 2013, the Advisor received $903 in 12b-1 fees from underlying funds that were purchased through a broker. The 12b-1 fees received by the Fund are included in the expense waiver in the Statement of Operations. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $82,748 at September 30, 2013. Cumulative expenses subject to recapture expire as follows:

Year	Amount
2016	$30,339
2017	52,409
$82,748

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

For the six months ended September 30, 2013, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration	$24,304
Fund Accounting	13,626
Transfer Agency (a)	9,116
Custody	3,851
Chief Compliance Officer	3,510

(a) Does not include out-of-pocket expenses

At September 30, 2013, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Fund Administration	$11,980
Fund Accounting	7,925
Transfer Agency (a)	4,569
Chief Compliance Officer	1,760
Custody	204

(a) Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

The Teberg Fund
Notes to Financial Statements
at September 30, 2013 (Unaudited), continued

NOTE 5 – DISTRIBUTION FEES

The  Fund  has  adopted  a  Distribution  Plan  pursuant  to  Rule  12b-1  (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Fund’s average daily net assets. Effective January 1, 2013, the Fund determined not to pay any Rule 12b-1 fees through at least July 28, 2014. In addition, effective January 1, 2013, the Fund’s Distribution Plan was changed from a “compensation plan” to a “reimbursement plan.” This change in the structure of the Rule 12b-1plan does not change the maximum amount that may be paid under the plan. However, as a reimbursement plan, the Fund may reimburse the Advisor only for actual expenses incurred for distribution and servicing activities, up to 0.25% per year of its average daily net assets. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.

Effective January 1, 2013, the Board approved a reduction in the Rule 12b-1 fee accrual payable by the Fund to 0.00%. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”. For the six months ended September 30, 2013, the Fund did not accrue distribution fees.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $51,069,774 and $51,601,272, respectively.

NOTE 7– LINE OF CREDIT

The Fund has a line of credit in the amount of $5,400,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the six months ended September 30, 2013, the Fund drew upon its line of credit. The Fund had an outstanding average daily balance of $2,164, a weighted average interest rate of 3.25%, and paid $36 in interest. The maximum amount outstanding for the Fund during the six months ended September 30, 2013 was $195,000. As of September 30, 2013, the Fund does not have an outstanding balance.

NOTE 8 – ADVISOR REIMBURSEMENT FOR LOSS DUE TO VIOLATION OF INVESTMENT RESTRICTIONS

On August 24, 2012, the Fund received reimbursements from the Advisor related to net losses incurred on the disposal of investments that were purchased in violation of the Fund’s investment restrictions during the year ended March 31, 2013. The losses realized from the sales of these investments were $132,954.

The Teberg Fund
Notes to Financial Statements
at September 30, 2013 (Unaudited), continued

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The  tax  character  of  distributions  paid  during  the  six  months  ended September 30, 2013 and the year ended March 31, 2013 was as follows:

	September 30, 2013	March 31, 2013
Ordinary income	$ -	$641,706

As of March 31, 2013, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$32,212,666

Gross tax unrealized appreciation	1,719,970
Gross tax unrealized depreciation	(29,969)
Net tax unrealized appreciation	1,690,001

Undistributed ordinary income	299,959
Undistributed long-term capital gain	-
Total distributable earnings	299,959

Other accumulated gains/(losses)	(1,562,156)
Total accumulated earnings/(losses)	$427,804

(a) The difference between book-basis and tax-basis unrealized is attributable primarily to the tax deferral of losses on wash sale adjustments.

At March 31, 2013, the Fund had a capital loss carry forward of $1,562,156, which expires as follows:

Expires	Amount
2018	$ 137,905
2019	132,398
ST, no expiration	1,291,853
$1,562,156

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, preenactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses.

NOTE 10 – SUBSEQUENT EVENT (REORGANIZATION)

On June 27-28, 2013, the Board of Trustees of Advisors Series Trust approved a plan of reorganization (the “reorganization”) whereby The Teberg Fund would reorganize into a newly organized series of Northern Lights Funds Trust III. A special meeting of shareholders of the Fund will be held on December 2, 2013. If the shareholders approve the reorganization of the Fund, the reorganization will be effective as of the close of business on December 13, 2013.

The Teberg Fund
Notice to Shareholders
at September 30, 2013 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-209-1964 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of The Teberg Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2013

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available without charge, upon request, by calling 1-866-209-1964.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information included in the Fund’s Form N-Q is also available by calling 1-866-209-1964.

Householding (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once  implemented,  if  you  would  like  to  discontinue  householding  for your accounts, please call toll-free at 1-866-209-1964 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Advisor
First Associated Investment Advisors, Inc.
5161 Miller Trunk Highway
Duluth, MN 55811

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202 (866) 209-1964

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings, LLP
75 East 55th Street
New York, NY 10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
For a current prospectus please call 1-866-209-1964.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our custom- ers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermedi- ary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with un- affiliated third parties.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  12/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  12/6/13

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  12/6/13

* Print the name and title of each signing officer under his or her signature.